Basis for preparation, consolidation and accounting policies - Reclassifications of comparative information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Sales	$ 821,930	$ 1,106,329	$ 1,187,206
Cost applicable to sales	(512,874)	(613,381)	(604,650)
Trade and other payables	166,244	188,084
Income tax payable	5,650	1,760
Royalties expenses	12,832	21,388	30,884
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Sales	734,526	658,653	670,905
Cost applicable to sales	(692,721)	(619,424)	(772,647)
Trade and other payables	76,484	83,464
Income tax payable	23,153	3,552
Royalties expenses		23,000	26,000
Minera Yanacocha SRL and subsidiary [Member] | As previously reported
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Sales		635,393	645,176
Cost applicable to sales		(596,164)	(746,918)
Trade and other payables		87,016
Minera Yanacocha SRL and subsidiary [Member] | Reclassifications
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Sales		23,260	25,729
Cost applicable to sales		(23,260)	(25,729)
Trade and other payables		(3,552)
Income tax payable		3,552
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Sales	2,890,066	3,054,026	3,202,931
Royalties expenses	$ 6,828	$ 7,904	$ 8,335